Transfer of financial assets, assets pledged and received as collateral - Schedule of transfer of financial assets not qualifying for derecognition (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities lending, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Financial assets at fair value through profit or loss	€ 3,109	€ 3,151
Sale and repurchase, equity [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Associated liabilities at carrying amount	4,130	2,018
Sale and repurchase, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Financial assets at fair value through profit or loss	4,384	2,078
Sale and repurchase, debt [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Associated liabilities at carrying amount	7,538	5,994
Sale and repurchase, debt [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Financial assets at fair value through profit or loss	5,863	8,619
Sale and repurchase, debt [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Financial assets at fair value through profit or loss	527	2,120
Sale and repurchase, debt [member] | Securities at amortised cost [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Financial assets at fair value through profit or loss	992	6,281
Securities lending, debt [Member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Financial assets at fair value through profit or loss	150	56
Securities lending, debt [Member] | Securities at amortised cost [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [table]
Financial assets at fair value through profit or loss	€ 280	€ 470